Board of Directors, Senior Management and Key management personnel (Tables)	12 Months Ended
Dec. 31, 2025
Board Of Directors, Senior Management And Key Management Personnel
Schedule of key management personnel compensation
As of December 31, 2025, and 2024, the number of the key management personnel is 186 and 176, respectively.

Key management personnel compensation	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
	ThUS$	ThUS$	ThUS$
Key management personnel compensation	47,109	31,061	37,418